Note 13 - Stock Options and Contributed Surplus - Stock Options Transactions and Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Balance, number of options	33,090,291	23,805,500	26,718,500
Balance, weighted average exercise price	$ 0.68	$ 0.96	$ 0.89
Expired/cancelled, number of options	(1,944,791)	(5,455,209)	(1,290,000)
Expired/cancelled, weighted average exercise price	$ 0.74	$ 0.73	$ 0.96
Exercised, number of options	(372,250)	(685,000)	(5,648,000)
Exercised, weighted average exercise price	$ 0.26	$ 0.19	$ 0.37
Granted, number of options	13,690,479	15,425,000	4,025,000
Granted, weighted average exercise price	$ 0.34	$ 0.24	$ 0.62
Balance, number of options	44,463,729	33,090,291	23,805,500
Balance, weighted average exercise price	$ 0.58	$ 0.68	$ 0.96